FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06481
                                                     ---------
                       FRANKLIN MUNICIPAL SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/04
                           -------



Item 1. Schedule of Investments.


FRANKLIN MUNICIPAL SECURITIES TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
AUGUST 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Franklin California High Yield Municipal Fund .............................    3
Franklin Tennessee Municipal Bond Fund ....................................    9
Notes to Statements of Investments ........................................   13

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

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    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT      VALUE
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
    LONG TERM INVESTMENTS 94.7%
    BONDS 82.9%
    ABAG 1915 Act, Special Assessment,
      Windemere Ranch AD 1, 7.45%, 9/02/30 .........................................................     $ 4,835,000     $ 5,146,616
         Windmere Ranch AD 99-1, 6.20%, 9/02/20 ....................................................       1,950,000       2,036,580
         Windmere Ranch AD 99-1, 6.30%, 9/02/25 ....................................................       2,935,000       3,040,484
      ABAG 1915 Act Revenue, Windemere Ranch AD 1,
         7.30%, 9/02/17 ............................................................................       9,895,000      10,509,677
         7.35%, 9/02/20 ............................................................................       7,845,000       8,325,977
      ABAG Finance Authority for Nonprofit Corps. COP, 6.15%, 1/01/22 ..............................       1,300,000       1,407,913
      ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance, 5.60%, 8/15/34 .....       4,260,000       4,354,402
      Adelanto Water Authority Revenue,
         Parity Water Systems Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ..........       3,250,000       3,871,822
         Water Systems Acquisition Project, sub. lien, Series A, Pre-Refunded, 7.50%, 9/01/28 ......       2,000,000       2,435,660
      Alameda CFD No. 2 Special Tax, 6.125%, 9/01/16 ...............................................       1,240,000       1,277,733
      Alameda PFA, Local Agency Revenue, Special Tax, Community Facility No. 1-A,
         6.70%, 8/01/12 ............................................................................       3,400,000       3,643,236
         7.00%, 8/01/19 ............................................................................       4,015,000       4,291,754
      Avenal PFAR, Refunding,
         7.00%, 9/02/10 ............................................................................       1,040,000       1,100,538
         7.25%, 9/02/27 ............................................................................       3,665,000       3,853,454
      Calexico Special Financing Authority Sales Tax Revenue,
         ETM, 7.40%, 1/01/05 .......................................................................         285,000         290,803
         ETM, 7.40%, 1/01/06 .......................................................................         340,000         366,075
         Pre-Refunded, 7.40%, 1/01/18 ..............................................................       7,680,000       8,268,979
      California City RDA, Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ...........       9,670,000      10,570,470
      California Educational Facilities Authority Revenue,
         Keck Graduate Institute, 6.75%, 6/01/30 ...................................................       2,500,000       2,691,900
         Pooled College and University, Series B, 6.625%, 6/01/20 ..................................       1,000,000       1,102,430
         Pooled College and University, Series B, Pre-Refunded, 6.30%, 4/01/21 .....................       1,000,000       1,130,570
      California Health Facilities Financing Authority Revenue,
         Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ..........................................       2,500,000       2,586,250
         Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .........................................       3,250,000       3,502,785
         Thessalonika Family, Series A, 6.20%, 12/01/15 ............................................         990,000       1,063,854
      California PCFA,
         PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 ............................       2,000,000       2,025,360
         Solid Waste Disposal Revenue, Browning-Ferris Industries Inc., 6.75%, 9/01/19 .............       7,000,000       7,039,340
         Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 ........       9,100,000       9,102,093
      California State GO, FGIC Insured, 6.00%, 8/01/19 ............................................          30,000          31,150
      California State Public Works Board Lease Revenue, Department of Mental Health, Coalinga,
        Series A, 5.125%, 6/01/29 ..................................................................       5,000,000       5,028,200
      California Statewide CDA,
         COP, Catholic Healthcare West, 6.50%, 7/01/20 .............................................      12,060,000      13,389,615
         COP, International School of Peninsula Project, 7.50%, 11/01/29 ...........................      10,705,000      11,100,978
         COP, Windward School, 6.90%, 9/01/23 ......................................................       2,000,000       2,069,540
      (a)Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 .............       3,320,000       1,187,166


                                         Quarterly Statements of Investments | 3
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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

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    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT      VALUE
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
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California Statewide CDA Revenue,
         Bentley School, Refunding, 6.75%, 7/01/32 .................................................     $ 8,250,000     $ 8,435,872
         COP, Familiesfirst Inc., CHFCLP Insured, Pre-Refunded, 7.25%, 12/01/22 ....................       1,800,000       1,862,802
         Elder Care Alliance, Series A, 8.00%, 11/15/22 ............................................       3,000,000       3,101,190
         Elder Care Alliance, Series A, 8.25%, 11/15/32 ............................................       4,000,000       4,139,040
         Eskaton Village Grass Valley, 8.25%, 11/15/31 .............................................      10,000,000      10,971,400
         Monterey Institute International, 7.75%, 7/01/31 ..........................................       8,285,000       7,286,160
         Presidio Hill School, 6.875%, 8/01/32 .....................................................       6,195,000       6,389,709
         Prospect Sierra School, 6.75%, 9/01/32 ....................................................       5,000,000       5,166,550
         Seven Hills School, 6.50%, 8/01/31 ........................................................       5,600,000       5,686,576
         Sonoma County Day School, 6.75%, 1/01/32 ..................................................       6,000,000       6,259,200
         Thomas Jefferson School of Law Project, 7.75%, 10/01/31 ...................................       5,000,000       5,346,350
         Turning Point, 6.50%, 11/01/31 ............................................................       6,130,000       6,322,972
      California Statewide Communities Development Revenue, John F. Kennedy University, 6.75%,
        10/01/33 ...................................................................................       5,000,000       4,881,550
      California University Fresno Association Inc. Revenue, Senior Auxiliary Organization Event
        Center, 6.00%, 7/01/22 .....................................................................       3,500,000       3,673,670
      Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.55%,
        10/01/32 ...................................................................................       5,300,000       5,679,904
      Chino CFD No. 03-1 Special Tax, 5.875%, 9/01/33 ..............................................       1,250,000       1,257,362
      Chula Vista Special Tax, CFD No. 2000-1, 6.60%, 9/01/30 ......................................       1,500,000       1,564,650
      Corona CFD No. 01-02 Special Tax, Improvement Nos. 1 and 2, 6.25%, 9/01/32 ...................       1,890,000       1,914,513
      Corona-Norco USD, Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ..................................       2,120,000       2,252,436
      Cotati South Sonoma Business Park AD, Special Assessment, Improvement, 6.50%, 9/02/33 ........       5,875,000       5,966,826
      Duarte RDA, Tax Allocation,
         Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ....................................       2,615,000       2,833,300
         Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ....................................       4,120,000       4,461,424
         Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ..........................         670,000         776,503
      El Dorado County Public Financing Revenue, 6.375%, 2/15/25 ...................................       1,885,000       2,108,806
      El Dorado County Special Tax, CFD No. 1992-1, 6.125%, 9/01/16 ................................       4,745,000       4,951,360
      Elk Grove Special Tax, East Franklin Community No. 1-A, 6.00%, 8/01/33 .......................       1,750,000       1,794,782
      Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ...........       3,500,000       3,695,265
      Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 .....................       1,815,000       2,036,557
      Fontana Special Tax, CFD No. 12,
         6.60%, 9/01/19 ............................................................................       3,295,000       3,492,799
         6.625%, 9/01/30 ...........................................................................       7,675,000       8,082,159
   (b)Fullerton Water Revenue, COP, AMBAC Insured, 5.00%,
         9/01/28 ...................................................................................       2,650,000       2,712,805
         9/01/34 ...................................................................................       2,795,000       2,850,089
      Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%, 7/01/24 .......       6,375,000       6,480,124
      Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
        9/01/25 ....................................................................................       2,490,000       2,676,376
      Golden State Tobacco Securitization Corp.,
         California Settlement Revenue, Asset Backed, Series A-3, 7.875%, 6/01/42 ..................       6,400,000       6,760,576
         Tobacco Settlement Revenue, 5.625%, 6/01/38 ...............................................      14,000,000      14,482,160
         Tobacco Settlement Revenue, Series A-2, 7.90%, 6/01/42 ....................................         750,000         793,470
      Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 ..........................................       3,760,000       3,891,224
      Hercules RDA, Tax Allocation, Hercules Merged Project, 6.40%, 9/01/21 ........................       5,000,000       5,104,300


4 | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

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    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT      VALUE
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
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Hesperia PFAR, Series B, 7.375%, 10/01/23 ..................................................          $1,930,000      $1,939,245
    Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ...............           5,000,000       5,214,600
    Imperial County Special Tax, CFD No. 98-1,
       6.45%, 9/01/17 ..........................................................................           2,120,000       2,002,573
       6.50%, 9/01/31 ..........................................................................           5,705,000       5,182,422
    Indio 1915 Act, GO,
       AD No. 99-1, 7.125%, 9/02/20 ............................................................           2,315,000       2,458,414
       AD No. 2001-1, 6.50%, 9/02/26 ...........................................................           4,710,000       4,845,554
    John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/13 ................           1,500,000       1,549,665
    Lafayette RDA, Tax Allocation, 5.75%, 8/01/32 ..............................................           1,000,000       1,012,750
    Lake Elsinore 1915 Act, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30 .........           8,805,000       9,346,331
    Lake Elsinore Special Tax, Improvements, CFD No. 2-A,
       5.85%, 9/01/24 ..........................................................................           1,035,000       1,044,180
       5.95%, 9/01/34 ..........................................................................           2,200,000       2,217,644
    Lake Elsinore USD, CFD, Special Tax, No. 2001-1, 6.30%, 9/01/33 ............................           4,525,000       4,662,650
    Lancaster RDA, Tax Allocation,
       7.00%, 12/01/29 .........................................................................           1,780,000       1,794,703
       Residential Redevelopment Project, sub. lien, Refunding, 6.65%, 9/01/27 .................           2,500,000       2,681,075
    Lee Lake Water District CFD No. 1, Special Tax, Sycamore Creek, 6.50%, 9/01/24 .............           1,000,000       1,069,750
    Lee Lake Water District CFD No. 3, Special Tax, Retreat, 5.875%, 9/01/27 ...................           3,000,000       3,017,850
    Lincoln Special Tax, CFD No. 2003-1,
       5.90%, 9/01/24 ..........................................................................           2,000,000       2,020,940
       5.95%, 9/01/28 ..........................................................................           5,000,000       5,052,200
       6.00%, 9/01/34 ..........................................................................           4,000,000       4,041,680
    Los Angeles Harbor Department Revenue, Series B, 6.00%, 8/01/14 ............................           3,500,000       3,777,620
    Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 ....................................           1,000,000         941,780
    Lynwood PFA,
       Lease Revenue, 6.25%, 9/01/22 ...........................................................           1,080,000       1,167,318
       Lease Revenue, 6.30%, 9/01/29 ...........................................................           2,680,000       2,848,358
       Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ....................................           1,000,000       1,064,190
    Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 .............................           1,175,000       1,221,542
    Menifee USD Special Tax, CFD No. 2002-2,
       6.05%, 9/01/26 ..........................................................................           1,000,000       1,013,900
       6.10%, 9/01/34 ..........................................................................           3,715,000       3,766,527
    Modesto PFA, Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ........           1,395,000       1,482,508
    Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 .............................           4,100,000       4,260,474
    Murrieta CFD Special Tax,
       Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 ..........................................           2,000,000       2,027,600
       No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 ......................................           2,000,000       2,021,040
       No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 ......................................           3,570,000       3,623,836
       No. 2, The Oaks Improvement Area, Series B, 6.00%, 9/01/27 ..............................           1,285,000       1,304,378
       No. 2, The Oaks Improvement Area, Series B, 6.00%, 9/01/34 ..............................           3,870,000       3,924,510
    Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement Area, Series A, 6.20%,
      9/01/25 ..................................................................................           2,105,000       2,154,468
    Norco Special Tax,
       CFD No. 2002-1, 6.50%, 3/01/33 ..........................................................           1,500,000       1,513,605
       CFD No. 97-1, 7.10%, 10/01/30 ...........................................................           2,640,000       2,859,173
    North Natomas CFD No. 4 Special Tax, Series B, 6.375%, 9/01/31 .............................           4,300,000       4,485,287


                                         Quarterly Statements of Investments | 5
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FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

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    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                     PRINCIPAL AMOUNT      VALUE
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
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
      3/15/28 ..................................................................................         $ 1,865,000     $ 1,961,421
    Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ..........................           2,100,000       2,182,425
    Oxnard Harbor District Revenue,
       Series A, 5.75%, 8/01/20 ................................................................           1,110,000       1,154,811
       Series B, 6.00%, 8/01/24 ................................................................           2,000,000       2,114,020
    Perris CFD Special Tax, No. 2002-1, Series A,
       6.375%, 9/01/23 .........................................................................           1,475,000       1,494,765
       6.50%, 9/01/29 ..........................................................................           2,045,000       2,080,338
       6.50%, 9/01/33 ..........................................................................           2,120,000       2,156,634
    Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ..................................           3,000,000       3,064,560
    Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ..................           7,250,000       7,506,360
    Rancho Water District Special Tax, Community Facilities 99-1,
       Area A, Series A, 6.70%, 9/01/30 ........................................................           2,100,000       2,200,800
       Area B, Series A, 6.70%, 9/01/30 ........................................................           2,435,000       2,551,880
    Richmond 1915 Act, Limited Obligation, ID No. 99-01, 7.20%, 9/02/30 ........................           7,885,000       8,174,143
    Richmond Revenue, YMCA East Bay Project, Refunding, 7.25%, 6/01/17 .........................           2,380,000       2,476,628
    Riverside County CFD No. 89-1, Special Tax, Mountain Cove, Refunding, 6.50%, 9/01/25 .......           3,390,000       3,554,585
    Riverside County CFD Special Tax, senior lien No. 87-5, Refunding, Series A, 7.00%,
      9/01/13 ..................................................................................           7,335,000       7,897,668
    Roseville Special Tax,
       CFD No. 1, Stone Point, 6.375%, 9/01/28 .................................................           2,500,000       2,582,800
       Highland CFD No. 1, 6.30%, 9/01/25 ......................................................           8,960,000       9,303,616
       Stone Point CFD No. 1, 6.375%, 9/01/24 ..................................................           1,750,000       1,812,248
       Stoneridge CFD No. 1, 6.20%, 9/01/21 ....................................................           1,250,000       1,310,525
       Stoneridge CFD No. 1, 6.30%, 9/01/31 ....................................................           1,500,000       1,573,290
       Woodcreek West CFD No. 1, 6.70%, 9/01/25 ................................................           3,000,000       3,163,980
    Sacramento County Special Tax, CFD No.1, Refunding, 6.30%, 9/01/21 .........................           1,575,000       1,623,841
    San Diego Special Tax, CFD No. 1, Series B, Pre-Refunded, 7.10%, 9/01/20 ...................           3,500,000       3,769,010
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Refunding, Series A, 5.50%, 1/15/28 .....................................................           2,820,000       2,610,530
       senior lien, 5.00%, 1/01/33 .............................................................          12,500,000      11,037,375
    San Marcos PFA, Special Tax Revenue,
       Series A, 6.70%, 9/01/32 ................................................................           3,500,000       3,602,655
       Series A, 6.30%, 9/01/33 ................................................................           1,000,000       1,019,020
       Series B, 6.50%, 9/01/33 ................................................................           6,670,000       6,760,912
    San Marcos Public Facilities Authority Special Tax Revenue, Series A,
       6.45%, 9/01/34 ..........................................................................           3,200,000       3,251,712
       6.375%, 9/01/35 .........................................................................           3,535,000       3,581,415
    San Marcos RDA, Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 ......           2,000,000       2,053,960
    San Mateo RDA, Tax Allocation, Merged Area, Series A, 5.50%, 8/01/22 .......................           1,000,000       1,050,140
    Simi Valley 1915 Act, AD No. 98-1, Madera, 7.30%, 9/02/24 ..................................           4,000,000       4,279,400
    Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission Project, 6.125%, 7/01/18 .....................................................              50,000          50,159
    Stockton CFD Special Tax, No. 2001-1, Spanos Park West, 6.25%, 9/01/25 .....................           3,500,000       3,623,550


6 | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

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    FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT       VALUE
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
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Stockton Improvement Bond Revenue, 1915 Act, Limited Obligation, Mosher AD 02,
       6.20%, 9/02/23 ...........................................................................       $  2,955,000    $  3,041,522
       6.30%, 9/02/33 ...........................................................................          3,390,000       3,496,446
    Stockton RDAR, Stockton Events Center Arena Project, FGIC Insured, 5.00%, 9/01/28 ...........          1,500,000       1,535,550
    Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A,
       5.90%, 9/01/24 ...........................................................................          2,380,000       2,413,130
       6.00%, 9/01/34 ...........................................................................          2,000,000       2,024,920
    Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 .....................          9,345,000       9,431,535
    Vallejo Hiddenbrooke ID No. 1 Revenue, 6.50%, 9/01/31 .......................................         13,525,000      13,795,500
    Vallejo RDA, Tax Allocation, Housing Set-Aside, Series A, 7.00%, 10/01/31 ...................          5,285,000       5,384,305
    Ventura USD, GO, Refunding, FSA Insured, 4.50%, 8/01/30 .....................................          4,175,000       4,002,197
    West Sacramento Special Tax,
       CFD No. 10, 6.75%, 9/01/26 ...............................................................          3,235,000       3,398,432
       CFD No. 16, 5.90%, 9/01/23 ...............................................................          1,000,000       1,017,440
                                                                                                                        ------------
    TOTAL BONDS .................................................................................                        590,770,708
                                                                                                                        ------------

    ZERO COUPON/STEP-UP BONDS 11.8%
    Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, 12/01/28 .....         30,795,000       7,736,012
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
       1/15/26 ..................................................................................         38,720,000      10,926,784
       1/15/30 ..................................................................................          4,000,000         873,280
       1/15/31 ..................................................................................         85,780,000      17,547,157
    San Diego RDA, Tax Allocation, Capital Appreciation, Series B,
       9/01/10 ..................................................................................          3,600,000       2,801,088
       9/01/15 ..................................................................................          6,810,000       3,939,857
       9/01/16 ..................................................................................          1,500,000         810,360
       9/01/19 ..................................................................................          1,800,000         788,346
       9/01/20 ..................................................................................          1,800,000         732,762
       9/01/21 ..................................................................................          1,800,000         682,632
       9/01/22 ..................................................................................          1,900,000         666,482
       9/01/23 ..................................................................................          1,900,000         621,357
       9/01/24 ..................................................................................          1,900,000         577,809
       9/01/25 ..................................................................................          1,900,000         537,282
       9/01/26 ..................................................................................          1,900,000         501,923
       9/01/27 ..................................................................................          1,900,000         470,098
       9/01/28 ..................................................................................          1,900,000         440,838
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       junior lien, ETM, 1/01/28 ................................................................         19,150,000       5,768,938
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
        1/15/21 .................................................................................         24,750,000      20,817,225
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
        1/15/16 .................................................................................          4,500,000       3,858,030
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
        1/15/19 .................................................................................          3,000,000       2,550,330
                                                                                                                        ------------
    TOTAL ZERO COUPON/STEP-UP BONDS .............................................................                         83,648,590
                                                                                                                        ------------
    TOTAL LONG TERM INVESTMENTS (COST $640,641,907) .............................................                        674,419,298
                                                                                                                        ------------


                                         Quarterly Statements of Investments | 7

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS 4.2%
      BONDS
   (c)California State Department of Water Resources Power Supply Revenue,
         Series B-3, Daily VRDN and Put, 1.31%, 5/01/22 ..........................................      $    500,000    $    500,000
         Series B-5, Daily VRDN and Put, 1.32%, 5/01/22 ..........................................           400,000         400,000
         Series B-6, Daily VRDN and Put, 1.33%, 5/01/22 ..........................................         1,100,000       1,100,000
   (c)California State Economic Recovery Revenue, Series C-8, Daily VRDN and Put, 1.31%,
        7/01/23 ..................................................................................         8,000,000       8,000,000
   (c)California State GO, Series A-3, Daily VRDN and Put, 1.32%, 5/01/33 ........................           700,000         700,000
   (c)Irvine 1915 Act Special Assessment,
         AD No. 00-18, Series A, Daily VRDN and Put, 1.33%, 9/02/26 ..............................           600,000         600,000
         AD No. 03-19, Series A, Daily VRDN and Put, 1.33%, 9/02/29 ..............................           500,000         500,000
         AD No. 93-14, Daily VRDN and Put, 1.32%, 9/02/25 ........................................           900,000         900,000
         AD No. 94-15, Daily VRDN and Put, 1.33%, 9/02/20 ........................................           400,000         400,000
         AD No. 97-13, Daily VRDN and Put, 1.33%, 9/02/23 ........................................         1,100,000       1,100,000
   (c)Irvine Ranch Water District Revenue, Nos. 140, 105, and 250, Daily VRDN and Put, 1.33%,
        4/01/33 ..................................................................................         2,275,000       2,275,000
   (c)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
        and Put, 1.33%, 7/01/35 ..................................................................         4,400,000       4,400,000
   (c)Metropolitan Water District Southern California Waterworks Revenue,
         Refunding, Series B-1, Daily VRDN and Put, 1.33%, 7/01/35 ...............................         2,100,000       2,100,000
         Refunding, Series B-3, Daily VRDN and Put, 1.32%, 7/01/35 ...............................         1,200,000       1,200,000
         Series C-2, Daily VRDN and Put, 1.29%, 7/01/36 ..........................................         3,000,000       3,000,000
   (c)Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series B, Weekly VRDN and
        Put, 1.37%, 10/01/26 .....................................................................           500,000         500,000
   (c)Orange County Sanitation Districts COP, Refunding,
         Series A, Daily VRDN and Put, 1.33%, 8/01/29 ............................................         1,200,000       1,200,000
         Series B, Daily VRDN and Put, 1.33%, 8/01/30 ............................................           900,000         900,000
   (c)San Bernardino County MFHR, Housing Mortgage, Parkview, Refunding, Series A, Weekly VRDN
        and Put, 1.34%, 2/15/27 ..................................................................           500,000         500,000
                                                                                                                        ------------
      TOTAL SHORT TERM INVESTMENTS (COST $30,275,000) ............................................                        30,275,000
                                                                                                                        ------------
      TOTAL INVESTMENTS (COST $670,916,907) 98.9% ................................................                       704,694,298
      OTHER ASSETS, LESS LIABILITIES 1.1% ........................................................                         7,956,904
                                                                                                                        ------------
      NET ASSETS 100.0% ..........................................................................                      $712,651,202
                                                                                                                        ============

See glossary of terms on page 12.

(a)   Defaulted security.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.3%
    BONDS
    Chattanooga GO, 5.00%, 3/01/22 .................................................................      $2,215,000      $2,292,370
    Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
      2/01/22 ......................................................................................       2,000,000       2,074,240
    Cleveland Public Improvement GO, FGIC Insured, 5.25%, 6/01/24 ..................................       3,000,000       3,117,030
    Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured, 5.30%, 5/01/28 ..........       3,000,000       3,094,290
    Franklin GO, Sewer and Water, Series B, 5.00%, 4/01/19 .........................................       1,000,000       1,071,230
    Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%,
      10/01/26 .....................................................................................       1,000,000       1,040,930
    Franklin Special School District GO, 5.00%, 6/01/22 ............................................       1,455,000       1,521,130
    Hallsdale Powell Utility District Knox County Water and Sewer Revenue, Refunding and
      Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ..........................................       2,500,000       2,548,825
    Hollow Rock-Bruceton Special School District GO, FSA Insured, Pre-Refunded, 5.75%,
      4/01/24 ......................................................................................         500,000         542,030
    Humphreys County IDB, Solid Waste Disposal Revenue, I.E. du Pont de Nemours and Co. ............
      Project, 6.70%, 5/01/24 ......................................................................         800,000         820,192
    Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 .....................................       2,000,000       2,065,200
    Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 ....................................         100,000         102,479
    Johnson City Health and Educational Facilities Board Hospital Revenue,
       First mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
        7/01/21 ....................................................................................       2,970,000       3,360,644
       Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..................................       3,000,000       3,128,820
    Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
      Series A, GNMA Secured, 5.90%, 6/20/37 .......................................................       1,390,000       1,460,918
    Johnson County Public Improvement GO, Series B, AMBAC Insured, Pre-Refunded, 6.70%,
      5/01/20 ......................................................................................         100,000         108,342
    Knox County First Utility District Water and Sewer Revenue, Refunding and Improvement,
       Series A, MBIA Insured, 5.625%, 12/01/19 ....................................................       1,000,000       1,101,370
    Knox County Health Educational and Housing Board Hospital Facilities Revenue, Fort Sanders
      Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 ............................................       1,250,000       1,454,800
    Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
      3/01/28 ......................................................................................         250,000         257,480
    Knoxville Electric Revenue, System Series U, 5.125%, 7/01/21 ...................................       2,340,000       2,463,084
    Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ......................       1,000,000       1,130,740
    Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 ............       2,500,000       2,726,025
    Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
      6/01/21 ......................................................................................       2,000,000       2,089,420
    Macon County GO, FGIC Insured, Pre-Refunded, 5.90%, 9/01/13 ....................................         150,000         153,000
    McKenzie High School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/22 ....................         500,000         542,030
    Memphis GO, 5.00%, 4/01/17 .....................................................................       2,000,000       2,107,300
    Memphis Health Educational and Housing Facility Board Mortgage Revenue, MF River Trace II,
      Refunding, Series A, FNMA Secured, 6.45%, 4/01/26 ............................................         100,000         102,101
    Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
      3/01/24 ......................................................................................       4,780,000       5,283,334
    Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
      AMBAC Insured, 5.25%, 11/01/23 ...............................................................       7,145,000       7,658,440
    Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
      AMBAC Insured, 5.00%, 5/15/25 ................................................................       5,000,000       5,150,800
      5.20%, 5/15/23 ...............................................................................         800,000         837,240


                                         Quarterly Statements of Investments | 9

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Metropolitan Government of Nashville and Davidson County GO,
       Public Improvements, 5.875%, 5/15/26 ........................................................      $1,000,000      $1,068,850
       Refunding, 5.125%, 5/15/25 ..................................................................       2,600,000       2,659,124
    Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
      Board Revenue,
       Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 ............       2,500,000       2,883,250
       Meharry Medical College Project, AMBAC Insured, Pre-Refunded, 6.875%, 12/01/24 ..............         150,000         155,134
       Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 ........................         500,000         534,185
    Metropolitan Government of Nashville and Davidson County Sports Authority Revenue, Stadium
      Public Improvement Project, AMBAC Insured, 5.875%, 7/01/21 ...................................       1,775,000       1,911,231
    Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
      Refunding, 5.50%, 1/01/16 ....................................................................         620,000         621,792
    Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
      Clarksville Regional Health System, Refunding and Improvement, 5.375%, 1/01/28 ...............       3,000,000       2,889,780
    Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ...................         750,000         800,310
    Pigeon Forge Public Improvement GO, MBIA Insured, 5.90%, 6/01/09 ...............................         100,000         100,310
    Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
      5.00%, 7/01/32 ...............................................................................       2,000,000       2,253,360
    Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y,
      Pre-Refunded, 6.00%, 7/01/22 .................................................................         500,000         547,320
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
       MBIA Insured, 6.25%, 7/01/24 ................................................................         200,000         206,892
    Puerto Rico PBA Revenue Guaranteed, Government Facilities, Series D,
       5.375%, 7/01/33 .............................................................................         655,000         678,423
       Pre-Refunded, 5.375%, 7/01/33 ...............................................................       1,845,000       2,112,599
    Rutherford County Consolidated Utility District Waterworks Revenue, Refunding, MBIA Insured,
      5.00%, 2/01/27 ...............................................................................       1,000,000       1,033,370
    Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 ...........       2,000,000       2,037,880
    Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
      Living Project, Series A, 5.50%, 12/01/31 ....................................................       2,010,000       2,074,038
    South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 .........       2,500,000       2,513,550
    South Fulton IDBR, Tyson Foods Inc. Project, 6.40%, 10/01/20 ...................................         300,000         309,996
    Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 ........................         350,000         361,945
    Tennessee HDA Revenue,
       Homeownership Program, 5.375%, 7/01/23 ......................................................         590,000         604,018
       Homeownership Program, Issue 4A, 6.375%, 7/01/22 ............................................         265,000         274,694
       Homeownership Project, Series 3C, 6.00%, 1/01/20 ............................................         625,000         649,456
       Mortgage Finance, Series B, MBIA Insured, 6.20%, 7/01/18 ....................................         165,000         169,780
    Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan
      Program, Pre-Refunded, 6.55%, 10/01/23 .......................................................         100,000         102,428
    Tennessee State School Board Authority Revenue, Higher Education Facilities, Second Program,
     Refunding, FSA Insured, 4.50%, 5/01/24 ........................................................       1,000,000       1,001,500
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ........       1,000,000       1,047,460
    West Carroll Special School GO, MBIA Insured, 5.375%, 6/01/29 ..................................       1,055,000       1,095,333
    West Wilson Utility District Waterworks Revenue,
      Improvement, MBIA Insured, 5.00%, 6/01/26 ....................................................       1,805,000       1,848,230
      Refunding, AMBAC Insured, 5.25%, 6/01/23 .....................................................       4,500,000       4,774,725


10 | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

------------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONT.)
      BONDS (CONT.)
      White House Utility District Revenue, FSA Insured, 5.125%, 1/01/26 .......................          $2,500,000    $  2,572,575
      White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
        FSA Insured, Pre-Refunded, 6.00%, 1/01/26 ..............................................           1,000,000       1,158,390
      White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
        Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 .....................................           1,000,000       1,066,460
      Williams County GO, Public Improvement, Pre-Refunded, 5.375%, 3/01/19 ....................           1,480,000       1,670,417
      Williamson County GO, Public Improvement,
         5.00%, 4/01/20 ........................................................................           2,000,000       2,113,500
         Refunding, 5.00%, 3/01/20 .............................................................           2,000,000       2,160,860
      Wilson County COP, FSA Insured, 5.25%, 3/30/18 ...........................................           1,000,000       1,080,190
                                                                                                                        ------------
      Total Long Term Investments (Cost $105,393,283) ..........................................                         112,549,189
                                                                                                                        ------------

      SHORT TERM INVESTMENT (COST $600,000) .5%
      BOND
   (a)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
        and Put, 1.37%, 1/01/33 ................................................................             600,000         600,000
                                                                                                                        ------------
      TOTAL INVESTMENTS (COST $105,993,283) 98.8% ..............................................                         113,149,189
      OTHER ASSETS, LESS LIABILITIES 1.2% ......................................................                           1,356,978
                                                                                                                        ------------
      NET ASSETS 100.0% ........................................................................                        $114,506,167
                                                                                                                        ============

See glossary of terms on page 12.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

FRANKLIN MUNICIPAL SECURITIES TRUST

GLOSSARY OF TERMS

1915 Act  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
COP       - Certificate of Participation
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
ID        - Improvement District
IDB       - Industrial Development Bond/Board
IDBR      - Industrial Development Bond Insurance Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MF        - Multi-Family
MFHR      - Multi-Family Housing Revenue
MFR       - Multi-Family Revenue
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
RDA       - Redevelopment Agency/Authority
RDAR      - Redevelopment Agency Revenue
USD       - Unified/Union School District


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Municipal Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of two series (the Funds).

1. INCOME TAXES

At August 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                       ---------------------------------
                                                          FRANKLIN           FRANKLIN
                                                         CALIFORNIA          TENNESSEE
                                                         HIGH YIELD          MUNICIPAL
                                                       MUNICIPAL FUND        BOND FUND
                                                       ---------------------------------
Cost of investments ............................       $ 669,846,909       $ 105,974,647
                                                       ---------------------------------
Unrealized appreciation ........................       $  38,540,396       $   7,255,628
Unrealized depreciation ........................          (3,693,007)            (81,086)
                                                       ---------------------------------
Net unrealized appreciation (depreciation) .....       $  34,847,389       $   7,174,542
                                                       =================================

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 13
Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN MUNICIPAL SECURITIES TRUST

By  /S/JIMMY D. GAMBILL
    -------------------
       Chief Executive Officer - Finance and Administration
Date    October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /S/JIMMY D. GAMBILL
    -------------------
       Chief Executive Officer - Finance and Administration
Date    October 28, 2004


By  /S/GALEN G. VETTER
    ------------------
       Chief Financial Officer
Date    October 28, 2004